Investment Objectives and Goals - Geneva SMID Cap Growth Fund	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Geneva SMID Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Geneva SMID Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.